Consolidated Statement of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Successor [Member] Issued on April 25, 2013 [Member] Preferred Stock [Member]	Successor [Member] Preferred Shares Issued On May 22, 2013 [Member] Preferred Stock [Member]	Successor [Member] Preferred Shares Issued On May 22, 2013 [Member] Additional Paid-in Capital [Member] USD ($)	Successor [Member] Preferred Shares Issued On May 22, 2013 [Member] Parent [Member] USD ($)	Successor [Member] Preferred Shares Issued On May 22, 2013 [Member] USD ($)	Successor [Member] Issued on May 22, 2013 [Member] Common Stock [Member]	Successor [Member] Issued on May 22, 2013 [Member] Additional Paid-in Capital [Member] USD ($)	Successor [Member] Issued on May 22, 2013 [Member] Parent [Member] USD ($)	Successor [Member] Issued on May 22, 2013 [Member] USD ($)	Successor [Member] Issued on October 30, 2013 [Member] Common Stock [Member]	Successor [Member] Issued on October 30, 2013 [Member] Additional Paid-in Capital [Member] USD ($)	Successor [Member] Issued on October 30, 2013 [Member] Parent [Member] USD ($)	Successor [Member] Issued on October 30, 2013 [Member] USD ($)	Successor [Member] Issued on November 13, 2013 [Member] Common Stock [Member]	Successor [Member] Issued on November 13, 2013 [Member] Additional Paid-in Capital [Member] USD ($)	Successor [Member] Issued on November 13, 2013 [Member] Parent [Member] USD ($)	Successor [Member] Issued on November 13, 2013 [Member] USD ($)	Successor [Member] Issued on November 20, 2013 [Member] Common Stock [Member]	Successor [Member] Issued on November 20, 2013 [Member] Additional Paid-in Capital [Member] USD ($)	Successor [Member] Issued on November 20, 2013 [Member] Parent [Member] USD ($)	Successor [Member] Issued on November 20, 2013 [Member] USD ($)	Successor [Member] Issued on December 23, 2013 [Member] Common Stock [Member]	Successor [Member] Issued on December 23, 2013 [Member] Additional Paid-in Capital [Member] USD ($)	Successor [Member] Issued on December 23, 2013 [Member] Parent [Member] USD ($)	Successor [Member] Issued on December 23, 2013 [Member] USD ($)	Successor [Member] Preferred Stock [Member]	Successor [Member] Common Stock [Member]	Successor [Member] Additional Paid-in Capital [Member] USD ($)	Successor [Member] Retained Earnings [Member] USD ($)	Successor [Member] Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Successor [Member] Parent [Member] USD ($)	Successor [Member] Noncontrolling Interest [Member] USD ($)	Successor [Member] USD ($)	Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Parent [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2012																																			$ 50,000	$ 2,318	$ (273,086)	$ (30,270)	$ 272,725	$ (288)	$ 272,437
Derivatives valuation, net of tax expense of $63																																						(507)	(507)		(507)
Unrealized gain on available for sale equity securities, net of tax expense of $25																																						94	94		94
Dividend paid to non-controlling interest partner																																								(173)	(173)
Preferred stock dividend rights																																					11,794				11,794
Balance at Mar. 31, 2013																																			50,000	2,357	(269,632)	(47,207)	271,075	(387)	270,688
Net loss at Mar. 31, 2013																																					15,248		15,248	89	15,337
Balance at Apr. 22, 2013
Issuance of stock			20,000	20,000	20,000		885,000	885,000	885,000						8,000	8,000	8,000						3,847	3,847	3,847
Issuance of stock (in Shares)	2	1,999,998				88,529,500								761,904								349,691
Issuance of 1,900 common shares @ $11.00 per share on December 23, 2013 to an unrelated third party for services (in Shares)																						1,900
Foreign currency translation adjustments																														12,855	12,855	16	12,871
Pension and postretirement plans, net of tax expense of $1,750																														1,784	1,784		1,784
Derivatives valuation, net of tax expense of $63																														100	100		100
Unrealized gain on available for sale equity securities, net of tax expense of $25																														40	40		40
Dividend paid to non-controlling interest partner																																(25)	(25)
Assignment of value for non controlling interest in business acquisition																																97,433	97,433
Equity offering cost																												(24,078)			(24,078)		(24,078)
Equity compensation																												542			542		542
Exercise of warrants											137,248	137,248	137,248		4,106	4,106	4,106		5,367	5,367	5,367
Exercise of warrants (in Shares)										13,071,199				391,081				466,666
Preferred stock dividend rights																												172,006			172,006		172,006
Balance at Dec. 31, 2013																												1,212,038	(194,222)	14,779	1,032,595	96,021	1,128,616			1,212,038	(194,222)	14,779	1,032,595	96,021	1,128,616
Net loss at Dec. 31, 2013																													(194,222)		(194,222)	(1,403)	(195,625)
Balance (in Shares) at Dec. 31, 2013																										2,000,000	103,571,941							2,000,000	103,571,941
Issuance of stock																																				44			44		44
Issuance of stock (in Shares)																																			3,959						14,996,909
Foreign currency translation adjustments																																						(9,276)	(9,276)	(5)	(9,281)
Pension and postretirement plans, net of tax expense of $1,750																																						11	11		11
Derivatives valuation, net of tax expense of $63																																						4	4		4
Unrealized gain on available for sale equity securities, net of tax expense of $25																																						(34)	(34)		(34)
Dividend paid to non-controlling interest partner																																								(174)	(174)
Balance at Mar. 31, 2014																																		20	1,182	1,401,673	(201,639)	5,484	1,206,720	97,311	1,304,031
Net loss at Mar. 31, 2014																																					$ (7,417)		$ (7,417)	$ 1,469	$ (5,948)
Balance (in Shares) at Mar. 31, 2014																																		2,000,000	120,239,236